Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders Equity Note Abstract
Stockholders' Equity
(8)	Stockholders’ Equity

Stock Issuances

Reverse Stock Split

On May 2, 2018, the Company effected a reverse stock split at which time Delcath’s common stock began trading on the OTCQB on a one-for-five hundred (1:500) split-adjusted basis. All owners of record as of the open of the OTCQB market on May 2, 2018 received one issued and outstanding share of Delcath common stock in exchange for five hundred outstanding shares of Delcath common stock. No fractional shares were issued in connected with the reverse stock split. All fractional shares created by the one-for-five hundred exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Delcath common stock, which remains at $0.01. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s consolidated financial statements contained in this Quarterly Report on Form 10-Q and the accompanying Notes have been restated to give retrospective presentation for the reverse stock split.

February 2018 Financing

In February 2018, the Company completed the sale of 424,000 shares of its common stock, 76,000 pre-funded warrants and the issuance of warrants to purchase 1.0 million common shares (the “February 2018 Warrants”) pursuant to a placement agent agreement, with net proceeds after expenses of $4.3 million. The February 2018 Warrants are exercisable one year after the anniversary date of their issuance. At June 30, 2018, the February 2018 Warrants were exercisable at $10.00 per share with 1.0 million warrants outstanding. The Company allocated an estimated fair value of $18.3 million to the February 2018 Warrants. The Company valued the February 2018 Warrants using the following inputs: exercise price of $10.00; contractual term of six years; volatility of 122.68% and risk free rate of approximately one percent. Due to certain price protection features in the agreement, the February 2018 Warrants were accounted for as a derivative liability at issuance and will be subsequently marked to market through the statement of operations.

Stock Incentive Plans

As a result of the May 2, 2018 reverse stock split, the Company’s Stock Incentive Plans has no active grants and no further shares available to be granted.

For the three and six months ended June 30, 2018, the Company recognized compensation income of $47,000 and $40,000 relating to stock options granted to employees. For the same period in 2017, the Company recognized compensation expense of approximately $24,000 and $46,000 respectively.

For the three and six months ended June 30, 2018, the Company recognized compensation income of $94,000 and $81,000 relating to restricted stock granted to employees. For the same period in 2017, the Company recognized compensation expense of approximately $6,000 and $100,000, respectively.

(10)	Stockholders’ Equity

Reverse Stock Split

On November 6, 2017, the Company effected a reverse stock split at which time Delcath’s common stock began trading on the OTCQB on a one-for-three hundred and fifty (1:350) split-adjusted basis. All owners of record as of the open of the OTCQB market on November 6, 2017 received one issued and outstanding share of Delcath common stock in exchange for three hundred and fifty issued and outstanding shares of Delcath common stock. No fractional shares were issued in connected with the reverse stock split. All fractional shares created by theone-for-three hundred and fifty exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Delcath common stock, which remains at $0.01. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s consolidated financial statements contained in this Annual Report on Form 10-K and the accompanying Notes have been restated to give retrospective presentation for the reverse stock split.

On July 19, 2016, shareholders of the Company approved, through a shareholder vote, an amendment to the Company’s Amended and Restated Certificate of Incorporation authorizing the Board of Directors to effect a reverse stock split of Delcath’s common stock at a ratio within a range of one-for-ten (1:10) to one-for-twenty (1:20). The reverse stock split became effective on July 21, 2016 at which time Delcath’s common stock began trading on the NASDAQ Stock Exchange on a one-for-sixteen (1:16) split-adjusted basis. All owners of record as of the open of the NASDAQ market on July 21, 2016 received one issued and outstanding share of Delcath common stock in exchange for sixteen issued and outstanding shares of Delcath common stock. No fractional shares were issued in connection with the reverse stock split. All fractional shares created by the one-for-sixteen exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Delcath common stock, which remains at $0.01. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s consolidated financial statements contained in this Annual Report on Form 10-K and the accompanying Notes, have been restated to give retrospective presentation for the reverse stock split.

In addition, shareholders of the Company also approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 170,000,000 to 500,000,000. The previously discussed reverse stock split had no impact on the increase in authorized shares.

Preferred Stock Issuances

Series A Preferred Stock

On June 29, 2017, the Company’s Board authorized the establishment of a new series of preferred stock designated as Series A Preferred Stock, $0.01 par value, the terms of which are set forth in the certificate of designations for such series of Preferred Stock (the “Series A Certificate of Designations”) which was filed with the State of Delaware on June 30, 2017 (together with any preferred shares issued in replacement thereof in accordance with the terms thereof, the “Series A Preferred Stock”). On July 2, 2017, the Company entered into an exchange agreement (the “Exchange”) with one of its investors which had purchased the Notes of $4.2 million aggregate principal amount of such Notes for 4,200 shares of Series A Preferred Stock (the “Series A Preferred Shares”). The Exchange was made in reliance upon the exemption from registration provided by Rule 3(a)(9) of the Securities Act of 1933, as amended. The Series A Preferred Shares were entitled to the whole number of votes equal to $4.2 million divided by $644,000.00 (the closing bid price on June 13, 2016, the date of issuance of the Notes) or 7 votes. The Series A Preferred Stock had no dividend, liquidation or other preferential rights to the Company’s common stock, and each share of Series A Preferred Stock was redeemed for the amount of $0.001, paid in cash pursuant to the Restructuring Agreement signed on August 28, 2017 and discussed in further detail in Note 9.

Series B Preferred Stock

On June 29, 2017, the Company’s Board authorized the establishment of a new series of preferred stock designated as Series B Preferred Stock, $0.01 par value, the terms of which are set forth in the certificate of designations for such series of Preferred Stock (the “Series B Certificate of Designations”) which was filed with the State of Delaware on June 30, 2017 (together with any preferred shares issued in replacement thereof in accordance with the terms thereof, the “Series B Preferred Stock”). On July 11, 2017, the Company entered into a securities purchase agreement with existing holders of Notes pursuant to which the investors purchased $2,360,000 of Series B Preferred Stock for a cash purchase price of $2,000,000 in a private placement. The Series B Preferred Stock was entitled to the whole number of votes equal to $2.0 million divided by $32,787 (the closing bid price on July 5, 2017, the date of the original securities purchase agreement for the Series B Preferred Stock), or 61 votes. The Series B Preferred Stock had no liquidation or other preferential rights (but had the redemption rights described below) to the Company’s common stock and could have been converted into shares of common stock at a price equal to $26,775 per share upon the earlier of the date of closing to the extent that the holder thereof reallocated shares of our common stock reserved for issuance under its Notes to conversion of the Series B Preferred Shares and otherwise upon receipt of shareholder approval of the Reverse Stock Split. The Series B Preferred Stock allowed for optional redemption by the Company at any time after issuance or the holders at any time after the tenth business day prior to the maturity date. In the instance of a Financing, the Company was required to redeem the Series B Preferred Stock. The $360,000 difference between the redemption amount and the cash purchase price of the Series B Preferred Stock, as well as all issuance costs related to the Series B Preferred Stock, have been recorded as a deemed dividend. The Series B Preferred Stock was redeemed for $2,360,000 pursuant to the Restructuring Agreement signed on August 28, 2017 with one investor and upon a redemption notice from the second investor as discussed in further detail in Note 9.

Series C Preferred Stock

On September 12, 2017, the Company’s Board authorized the establishment of a new series of preferred stock designated as Series C Preferred Stock, $0.01 par value, the terms of which are set forth in the certificate of designations for such series of Preferred Stock which was filed with the State of Delaware on September 20, 2017. On September 21, 2017, the Company entered into a securities purchase agreement with the two investors which had purchased Notes of $0.5 million aggregate purchase price for 590 shares of Series C Preferred Stock. The purchase of the Series C Preferred Stock is being made in reliance upon the exemption from registration provided by Rule 4(a)(2) of the Securities Act of 1933, as amended. The Series C Preferred Stock shall be entitled to 2,968 votes and may only vote on approval of a reverse split of our outstanding common stock. The Series C Preferred Stock has no dividend, liquidation or other preferential rights to the Company’s common stock, and each share of Series C Preferred Stock shall be redeemable for the amount of $1,000.00, payable in cash per share at our written election, and must be redeemed no later than December 21, 2017. Because the Series C Preferred Stock was mandatorily redeemable, it has been recorded as a liability with the difference between the purchases price and the fair value being recognized over the term of the instrument. Additionally, all expenses related to the issuance of the Series C Preferred Stock are recognized as a debt discount and have been amortized over the term of the instrument. Per the terms of the October 22, 2017 Amendment to the Restructuring Agreement, the Series C Preferred Stock was redeemed for $590,000 on November 6, 2017.

Stock and Warrant Issuances

In October 2013, the Company completed the sale of 1 share of its common stock and the issuance of warrants to purchase approximately 9 common shares (the “2013 Warrants”) pursuant to a placement agency agreement. The Company received proceeds of $7.5 million, with net cash proceeds after related expenses from this transaction of approximately $6.9 million. Of those proceeds, the Company allocated an estimated fair value of $1.9 million to the 2013 Warrants. The exercise price is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. At December 31, 2017, the 2013 Warrants were exercisable at $19,712,000 per share with 9 warrants outstanding. The 2013 Warrants have a five-year term.

In February 2015, the Company completed the sale of 1 share of its common stock and the issuance of warrants to purchase 9 common shares (the “February 2015 Warrants”) pursuant to an underwriting agreement. The Company received proceeds of $2.6 million, with net cash proceeds after related expenses from this transaction of $2.5 million. Of those proceeds, the Company allocated an estimated fair value of $0.8 million to the February 2015 Warrants. The exercise price is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. The exercise price of the warrants is also subject to anti-dilution adjustments for any issuance of common stock or rights to acquire common stock for consideration per share less than the exercise price of the warrants. At December 31, 2017, the February 2015 Warrants were exercisable at $24,500 per share with approximately 9 warrants outstanding. The February 2015 Warrants have a five-year term.

In July 2015, the Company completed the sale of approximately 3 Units consisting of 3 shares of its common stock, Series A Warrants to purchase up to approximately 8 common shares (“Series A Warrants”) and Series B Warrants to purchase Units consisting of up to approximately 3 common shares (“Series B Warrants”) and 8 Series A Warrants pursuant to an underwriting agreement. The Company received proceeds of $7.0 million, with net cash proceeds after related expenses from this transaction of $6.0 million. Of those proceeds the Company allocated an estimated fair value of $3.4 million to the Series A and Series B Warrants. During the year ended December 31, 2016, approximately 1 Series B Warrant was exercised for net proceeds of approximately $0.8 million. The remaining 3 Series B Warrants expired on January 29, 2016 and the related liability was credited to Change in the fair value of the warrant liability. As a result of the Series B Warrant exercises, an additional 1 Series A Warrant was issued. The exercise price of the Series A Warrants is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock and is subject to anti-dilution adjustments for any issuance of common stock or rights to acquire common stock for consideration per share less than the exercise price of the warrants. At December 31, 2017, the July 2015 Series A Warrants were exercisable at $24,500 with approximately 9 warrants outstanding. The Series A Warrants have a five-year term. There was approximately 1 July 2015 Series A Warrant exercised during the year ended December 31, 2017 for proceeds of approximately $15,000. There was approximately 1 July 2015 Series A Warrants exercised during the year ended December 31, 2016 for proceeds of $0.4 million.

In June 2016, the Company entered into a SPA pursuant to which the Company issued $35.0 million in principal face amount of the Notes and related Series C Warrants to purchase 40 additional shares of the Company’s common stock. The Company allocated an estimated fair value of $27.8 million to the Series C Warrants. Pursuant to the Warrant Repurchase Agreements, each investor agreed to a Controlled Account Release, in an aggregate amount equal to $7.9 million, which funds in each case are to be paid to the respective investor, in exchange for cancellation of the Series C Warrants issued to each investor under the SPA. During 2017, 224,000 common shares and rights to receive 217,800 common shares were issued to satisfy the Notes.

In October 2016, the Company completed the sale of 2 shares of its common stock and the issuance of warrants to purchase 1 common share (the “October 2016 Warrants”) pursuant to an underwriting agreement. The Company received proceeds of $1.2 million, with net cash proceeds after related expenses from this transaction of $1.1 million. Of those proceeds, the Company allocated an estimated fair value of $0.3 million to the October 2016 Warrants. The exercise price is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. The exercise price of the warrants is also subject to anti-dilution adjustments for any issuance of common stock or rights to acquire common stock for consideration per share less than the exercise price of the warrants. For purposes of these adjustments, dilutive issuances do not include securities issued under existing instruments, under board-approved equity incentive plans or in certain strategic transactions. At December 31, 2017, the October 2016 Warrants were exercisable at $24,500 per share with 1 warrant outstanding. The October 2016 Warrants have a five-year term. There was 1 October 2016 Series C Warrants exercised during the year ended December 31, 2016 for proceeds of $0.1 million.

Pursuant to the October 10, 2017 Amendment to the Restructuring Agreement, 225 warrants were issued to each of the two investors from the June 2016 SPA on November 6, 2017 following the effectuation of the reverse stock split discussed earlier. The warrants contain a cashless exercise provision that allows the holders to exercise each warrant for three shares of common stock. The warrants have a 4.5 year term and an exercise price of $61,250. The exercise price is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. The exercise price of the warrants is also subject to anti-dilution adjustments for any issuance of common stock or rights to acquire common stock for consideration per share less than the exercise price of the warrants. For purposes of these adjustments, dilutive issuances do not include securities issued under existing instruments, under board-approved equity incentive plans or in certain strategic transactions. As of December 31, 2017, 255 warrants have been exercised resulting in the issuance of 735 common shares. 10 warrants remain outstanding at December 31, 2017.

In November 2017, the Company issued 14,049 warrants pursuant to an Exchange Agreement entered into with each of the two investors from the June 2016 SPA. The Company allocated an estimated fair value of $14.4 million to the November 2017 Warrants. The exercise price is subject to adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. The exercise price of the warrants is also subject to anti-dilution adjustments for any issuance of common stock or rights to acquire common stock for consideration per share less than the exercise price of the warrants. For purposes of these adjustments, dilutive issuances do not include securities issued under existing instruments, under board-approved equity incentive plans or in certain strategic transactions. At December 31, 2017, the November 2017 Warrants were exercisable at $1,225 per share with 14,049 warrants outstanding. The November 2017 Warrants have a five-year term from the date of exercisability.

In October 2015, the Company filed a registration statement on Form S-3 with the SEC, which was declared effective on October 20, 2015 and allows the Company to offer and sell, from time to time in one or more offerings, up to $71.8 million of common stock, preferred stock, warrants, debt securities and stock purchase contracts as it deems prudent or necessary to raise capital at a later date. The Company is not currently eligible to use its Form S-3.

Stock Incentive Plans

The Company established the 2004 Stock Incentive Plan and the 2009 Stock Incentive Plan (collectively, the “Plans”) under which 0 and 0 shares, respectively, have been reserved for the issuance of stock options, stock appreciation rights, restricted stock, stock grants and other equity awards. In July 2016, the total number of shares of Delcath common stock reserved for issuance under the 2009 Stock Incentive Plan was increased by 0 shares, from 0 to 0 shares, upon a favorable vote by the Company’s stockholders. The Plans are administered by the Compensation and Stock Option Committee of the Board of Directors which determines the individuals to whom awards shall be granted as well as the type, terms, conditions, option price and the duration of each award. As of December 31, 2017, there were 0 shares available to grant under the 2009 Stock Incentive Plan.

A stock option grant allows the holder of the option to purchase a share of the Company’s common stock in the future at a stated price. Options and Restricted Stock granted under the Plans vest as determined by the Company’s Compensation and Stock Option Committee. Options granted under the Plans expire over varying terms, but not more than ten years from the date of grant.

Stock option activity for 2017, 2016 and 2015 is as follows:

	Stock Option Activity under the Plans(1)
	Stock Options	Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2014	0	$0 - $0	$0	0
Granted	0	0	0	0
Forfeited	(0)	0-0	0	0

Outstanding at December 31, 2015	0	$0 - $0	$0	0
Granted	—	—	—
Forfeited	(0)	0-0	0	0

Outstanding at December 31, 2016	0	$0 - $0	$0	0
Granted	0	$0	$0	0
Forfeited	(0)	$0	$0	0

Outstanding at December 31, 2017	0	$0 - $0	$0	0

Exercisable at December 31, 2017	0	$0 - $0	$0	0

(1)	Due to the May 2, 2018 1-for-500 reverse stock split, and no fractional shares being issued, all numbers are reduced to zero.

For the years ended December 31, 2017, 2016 and 2015 the Company recognized compensation expense related to stock option grants of approximately $0.1 million, $0.2 million and $0.3 million, respectively.

The estimated fair value of each option award granted was determined on the date of grant using an option pricing model with the following assumptions for option grants made in 2017 and 2015. There were no option grants during 2016.

	Year ended December 31,	Year ended December 31,
	2017	2015
Weighted average risk-free interest rates	2.15%	1.82%
Weighted average expected volatility	170.42%	97.70%
Dividend yield	—	—
Weighted average expected option term (in years)	7.29	5.15
Weighted average grant date fair value	$82.34	$4,964.73

No dividend yield was assumed because the Company has never paid a cash dividend on its common stock and does not expect to pay dividends in the foreseeable future. Volatilities were developed using the Company’s historical volatility. The risk-free interest rate was developed using the U.S. Treasury yield for periods equal to the expected life of the stock options on the grant date. The expected option term is based on actual historical results.

A summary of the Company’s non-vested options to purchase shares as of December 31, 2017 and changes during the years ended December 31, 2017 and December 31, 2016 are presented below:

	Non-Vested Options(1)
	Number of Options	Weighted Average Exercise Price
Non-vested at December 31, 2015	0	$0
Granted	—	—
Vested	(0)	0
Forfeited	(0)	0

Non-vested at December 31, 2016	0	$0
Granted	0	0
Vested	(0)	0
Forfeited	(0)	0

Non-vested at December 31, 2017	0	$0

Additional compensation expense of approximately $6,800, relating to the unvested portion of stock options granted, is expected to be recognized over a remaining average period of 0.42 years.

The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2017 is $0. The aggregate intrinsic value represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s closing stock price of $450.00 as of December 31, 2017, which would have been received by the option holders had those option holders exercised their options as of that date.

A summary of the Company’s restricted stock activity as of December 31, 2017 and changes during the years ended December 31, 2017 and December 31, 2016 are presented below:

Restricted Stock Activity(1)
	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2015	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2016	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2017	—	$—

For the three years ended December 31, 2017, 2016 and 2015 the Company recognized compensation expense related to restricted stock grants of approximately $0.1 million, $0.3 million and $0.3 million, respectively.

(1)	Due to the May 2, 2018 1-for-500 reverse stock split, and no fractional shares being issued, all numbers are reduced to zero.

Warrants

The Company issued warrants as part of its offerings in 2013, 2015, and 2016 as well as part of its issuance of convertible notes in 2016 and an exchange agreement in 2017. A summary of warrant activity is as follows:

	Warrants	Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at January 1, 2014	9	$4,900,000-$19,712,000	$15,170,879	2.78
Issued	35		2,240,000
Exercised	(-)		2,296,000
Expired	(-)		2,296,000

Outstanding at December 31, 2015	44	$2,072,000-19,712,000	$44,858,633	2.16

Issued	30		840,000
Exercised	(3)		481,250
Expired	(3)		994,000

Outstanding at December 31, 2016	78	$281,750-$19,712,000	$910,000	5.59
Issued	14,256		2,299
Exercised	(246)		4,221
Expired	(39)		845,250

Outstanding at December 31, 2017	14,049	$1,225-19,712,000	$1,569	4.88